Investment Securities - Schedule of Short Term Investments ,Debt Securities and Convertible Bonds (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short Term Investments ,Debt Securities and Convertible Bonds [Abstract]
Short term investments	¥ 28,401,958	¥ 38,695,647
Debt securities	205,879,142	187,357,047
Convertible bonds	39,161,360	40,876,080
Total	¥ 273,442,460	¥ 266,928,774